Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Statutory Canadian tax rate	26.50%	26.50%	26.60%
Expected provision for (recovery of) income taxes from continuing operations	$ 20	$ 108	$ (320)
Differences in income taxes resulting from:
Valuation allowance	(55)	(169)	302
Investment tax credits	(10)	(3)	(20)
Canadian tax rate differences		0	1
Change in unrecognized income tax benefits	9	8	28
Foreign tax rate differences	(1)	(6)	6
Deferred tax adjustment from U.S. tax reform	0	3	0
Deferred income tax expense from U.S. tax reform		67
Non-deductible permanent difference	19	4	3
Other differences	2	(9)	(2)
Withholding Tax on Unremitted Earnings	0	1	0
Provision for (recovery of) income taxes	$ (16)	$ 1	$ (2)